DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Revenue growth rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Winter Sports Equipment
Cash Generating Units
Revenue growth rate	5.20%	8.40%
Pre-tax discount rate	11.50%	11.90%
Winter Sports Equipment | Forecast
Cash Generating Units
Revenue growth rate	4.40%	4.20%
Peak Performance
Cash Generating Units
Revenue growth rate	8.80%	13.80%
Pre-tax discount rate	11.90%	14.70%
Peak Performance | Forecast
Cash Generating Units
Revenue growth rate	6.60%	7.20%
Ball & Racquet Sports
Cash Generating Units
Revenue growth rate	11.40%	15.20%
Pre-tax discount rate	14.00%	15.80%
Ball & Racquet Sports | Forecast
Cash Generating Units
Revenue growth rate	7.30%	6.10%